Collaborations and Revenue Recognition (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Collaborations and Revenue Recognition (Textual) [Abstract]
Remaining license fee receipt	$ 2,000,000
Additional cash payment receivable contingent	35,500,000
Pfizer [Member]
Collaborative Arrangements and Revenue Recognition [Line Items]
Milestone revenue	0	0	0
Angiotech [Member]
Collaborative Arrangements and Revenue Recognition [Line Items]
Third party license fees if AMI collaboration is established	0.00%
Third party license fees if AMI collaboration is established after initiation of enrollment	15.00%
Third party license fees to Angiotech	10.00%
Maximum license fees paid to Angiotech	5,000,000
Clinical costs were recorded net of Angiotech cost-share reimbursements		312,000	628,000
Expiration of termination agreement minimum	24 months
Expiration of termination agreement maximum	36 months
RTI Biologics, Inc. [Member]
Collaborative Arrangements and Revenue Recognition [Line Items]
Milestone revenue	0	0
Guaranteed license fee recognized	3,000,000
Contingent license fee payments	2,000,000
License fee installments	5,000,000
Royalty revenue	$ 0	$ 0